Debt - Credit Facilities - Additional Information (Details) - USD ($)		12 Months Ended
	Jul. 03, 2023	Dec. 31, 2024	Dec. 19, 2024	Nov. 04, 2024	May 10, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Borrowings		$ 385,496,000			$ 265,000,000	$ 130,494,000
Lineof credit covenants compliance description		The Company was in compliance with these covenants as of December 31, 2024.
Leverage ratio		4
Qualified acquisition leverage ratio		0.5
Permitted acquisition leverage ratio		0.5
Permitted acquisitions additional step up ratio		0.25
Interest coverage ratio		2.75
Service coverage ratio		1.25
Commitment fees | Prior to Consummation
Debt Instrument [Line Items]
Debt instrument, interest rate margin		0.50%
Minimum
Debt Instrument [Line Items]
Profroma leverage ratio		0.035
Liquidity		$ 10,000,000
Minimum | Commitment fees | Following Consummation
Debt Instrument [Line Items]
Debt instrument, interest rate margin		0.375%
Maximum
Debt Instrument [Line Items]
Distributable free cash flow amount		$ 0
Profroma leverage ratio		0.035
Liquidity		$ 25,000,000
Leverage ratio		3.5
Maximum | Commitment fees | Following Consummation
Debt Instrument [Line Items]
Debt instrument, interest rate margin		0.50%
SOFR
Debt Instrument [Line Items]
Credit facilities to accrue interest rate		0.10%
SOFR | Minimum | Letter of credit fees | Prior to Consummation
Debt Instrument [Line Items]
Debt instrument, interest rate margin		3.00%
SOFR | Minimum | Letter of credit fees | Following Consummation
Debt Instrument [Line Items]
Debt instrument, interest rate margin		2.75%
SOFR | Maximum | Letter of credit fees | Prior to Consummation
Debt Instrument [Line Items]
Debt instrument, interest rate margin		4.00%
SOFR | Maximum | Letter of credit fees | Following Consummation
Debt Instrument [Line Items]
Debt instrument, interest rate margin		3.75%
Base rate | Minimum | Prior to Consummation
Debt Instrument [Line Items]
Debt instrument, interest rate margin		2.00%
Base rate | Minimum | Following Consummation
Debt Instrument [Line Items]
Debt instrument, interest rate margin		1.75%
Base rate | Maximum | Prior to Consummation
Debt Instrument [Line Items]
Debt instrument, interest rate margin		3.00%
Base rate | Maximum | Following Consummation
Debt Instrument [Line Items]
Debt instrument, interest rate margin		2.75%
Term Loan
Debt Instrument [Line Items]
Debt instrument, face amount	$ 100,000,000
Line of credit facility term	4 years
Borrowings		$ 355,000,000				95,000,000
Repayment of debt		100,000,000
Term Loan | Credit Agreement Amendment
Debt Instrument [Line Items]
Debt instrument, face amount					350,000,000
Term Loan | Second Credit Agreement Amendment
Debt Instrument [Line Items]
Debt instrument, face amount				$ 300,000,000
Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit facility, amount	$ 50,000,000	100,000,000
Borrowings		$ 30,000,000				$ 35,000,000
Revolving Credit Facility | Credit Agreement Amendment
Debt Instrument [Line Items]
Line of credit facility, amount					$ 75,000,000
Revolving Credit Facility | Second Credit Agreement Amendment
Debt Instrument [Line Items]
Line of credit facility, amount				100,000,000
Uncommitted Accordion Term Loan | Second Credit Agreement Amendment
Debt Instrument [Line Items]
Debt instrument, face amount			$ 355,000,000	$ 75,000,000
Line of credit facility, amount			$ 55,000,000